General	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1 – GENERAL:

a.

ScoutCam Inc. (the “Company”), formerly known as Intellisense Solutions Inc. (“Intellisense”), was incorporated under the laws of the State of Nevada on March 22, 2013. The Company was initially engaged in the business of developing web portals to allow companies and individuals to engage in the purchase and sale of vegetarian food products over the Internet. The Company was unable to execute its original business plan, develop significant operations or achieve commercial sales. Prior to the closing of the Securities Exchange Agreement (as defined below), the Company was a “shell company”.

ScoutCam Ltd. (the “Subsidiary”, “ScoutCam”), was formed in the State of Israel on January 3, 2019 as a wholly-owned subsidiary of Medigus Ltd. (the “Parent Company”, “Medigus”), an Israeli company traded both on the Nasdaq Capital Market and the Tel Aviv Stock Exchange, and commenced operations on March 1, 2019. Upon incorporation, the Subsidiary issued to Medigus 1,000,000 ordinary shares with no par value. On March 2019, the Subsidiary issued to Medigus an additional 1,000,000 ordinary shares with no par value.

The Subsidiary was incorporated as part of a reorganization of Medigus, which was designed to distinguish the Subsidiary’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from Medigus’s other operations and to enable Medigus to form a separate business unit with dedicated resources focused on the promotion of such miniaturized imaging business. In December 2019, Medigus and the Subsidiary consummated a certain Amended and Restated Asset Transfer Agreement, under which Medigus transferred and assigned certain assets and intellectual property rights related to its miniaturized imaging business to the Subsidiary.

On September 16, 2019, Intellisense entered into a Securities Exchange Agreement (the “Exchange Agreement”), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in the Subsidiary to Intellisense, in exchange for consideration consisting of shares of Intellisense’s common stock representing 60% of the issued and outstanding share capital of Intellisense immediately upon the closing of the Exchange Agreement (the “Closing”). In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, the Company will issue to Medigus 2,688,492 additional shares of Company’s common stock. The Closing occurred on December 30, 2019 (the “Closing Date”). On December 31, 2019, Intellisense changed its name to ScoutCam Inc.

Although the transaction resulted in the Subsidiary becoming a wholly owned subsidiary of Intellisense, the transaction constituted a reverse recapitalization since Medigus, the only shareholder of the Subsidiary prior to the Exchange Agreement, was issued a majority of the outstanding capital stock of Intellisense upon consummation of the Exchange Agreement, and also taking into account that prior to the Closing Date, Intellisense was considered as a shell corporation. Accordingly, the Subsidiary is considered the accounting acquirer of the merged company.

“Group” - the Company together with ScoutCam.

The Subsidiary has developed a range of micro CMOS (complementary metal-oxide semiconductor) and CCD (charge-coupled device) video cameras, including micro ScoutCam™ 1.2. These innovative cameras are suitable for both medical and industrial applications. Based on its proprietary technology, the Subsidiary designs and manufactures endoscopy and micro camera systems for partner companies.

b.

During the year ended December 31, 2020, the Company incurred a loss of USD 4,667 thousand and negative cash flows from operating activities of approximately USD 4,187 thousand. Based on the projected cash flows, the Company’s Management is of the opinion that without further fundraising it will not have sufficient resources to enable it to continue its operating activities including the development, manufacturing and marketing of its products within one year after the issuance date of these consolidated financial statements. As a result, there is a substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of these financial statements.

Management did not take into account the proceeds from the private placement (see note 13c), because the closing of the private placement didn’t occur as of the date of issuance of these financial statements.

Management’s plans include continuing commercialization of the Company’s products and securing sufficient financing through the sale of additional equity securities, debt or capital inflows from strategic partnerships and other opportunities. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and securing sufficient financing, it may need to reduce activities, curtail or even cease operations.

These consolidated financial statements have been prepared assuming the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

c.	The COVID-19 pandemic has had a significant impact on global markets and the global economy, including countries in which the Company operates. As the extent of the impact on the global economy remains unclear, the Company anticipates that it will have a continuing impact on global economies in the near and long-term future. In light of the below mentioned factors, the COVID-19 pandemic had and most likely will continue to have a material effect on the Company’s operations, and the extent to which the COVID-19 pandemic will impact the Company’s operations will depend on future developments. In particular, the continued spread of COVID-19 globally had and most likely will continue to have material adverse impact on the Company’s operations and workforce, including its manufacturing activities, product sales, as well as its ability to continue to raise capital. Travel restrictions had and most likely will continue to have a material adverse impact on Company’s sales and marketing and research and development efforts.